Provisions for employee benefits (Details 7) € in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Actuarial assumption of discount rates [member]
Statement [Line Items]
Percentage of reasonably possible decrease in actuarial assumption	50.00%	50.00%
Actuarial assumption of discount rates [member] | Italian defined benefit plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (12)		€ (13)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	13		14
Actuarial assumption of discount rates [member] | Foreign defined benefit plan [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(58)		(72)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	65		79
Actuarial assumption of discount rates [member] | FISDE and other foreign medical plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(7)		(7)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	8		7
Actuarial assumption of discount rates [member] | Other benefit plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(5)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	3
Increase Decrease In other Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption			(3)
Increase Decrease In other Benefit Obligation Due To Reasonably Possible Decrease In Actuarial Assumption			1
Actuarial assumption of expected rates of inflation [member] | Italian defined benefit plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	8		9
Actuarial assumption of expected rates of inflation [member] | Foreign defined benefit plan [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	23		24
Actuarial assumption of expected rates of inflation [member] | FISDE and other foreign medical plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption | $
Actuarial assumption of expected rates of inflation [member] | Other benefit plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	1
Increase Decrease In other Benefit Obligation Due To Reasonably Possible Increase In Actuarial Assumption			1
Actuarial assumption of expected rates of salary increases [member] | Italian defined benefit plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption | $
Actuarial assumption of expected rates of salary increases [member] | Foreign defined benefit plan [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	15		20
Actuarial assumption of expected rates of salary increases [member] | FISDE and other foreign medical plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption | $
Actuarial assumption of expected rates of salary increases [member] | Other benefit plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption | $
Actuarial assumption of medical cost trend rates [member] | Italian defined benefit plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption | $
Actuarial assumption of medical cost trend rates [member] | Foreign defined benefit plan [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption | $
Actuarial assumption of medical cost trend rates [member] | FISDE and other foreign medical plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	6		7
Actuarial assumption of medical cost trend rates [member] | Other benefit plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption | $
Actuarial assumption of expected rates of pension increases [member] | Italian defined benefit plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption | $
Actuarial assumption of expected rates of pension increases [member] | Foreign defined benefit plan [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 18		€ 13
Actuarial assumption of expected rates of pension increases [member] | FISDE and other foreign medical plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption | $
Actuarial assumption of expected rates of pension increases [member] | Other benefit plans [Member]
Statement [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption | $